Net Defined Benefit Liabilities (Assets) (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Amount Recognized in the Statements of Financial Position and Defined Benefit Obligations
(1)	The amounts recognized in the statements of financial position as of December 31, 2023 and 2024, are determined as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Present value of defined benefit obligations	￦	2,365,793	2,232,898
Fair value of plan assets		(2,462,925)	(2,153,792)

Liabilities	￦	63,616	128,457

Assets	￦	160,748	49,351

Summary of Changes in the Defined Benefit Obligations
(2)	Changes in the defined benefit obligations for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023		2024
Beginning	￦	2,218,655	2,365,793
Current service cost		213,489	224,071
Interest expense		103,874	88,882
Benefit paid		(358,298)	(626,899)
Changes due to settlements of plan & Past Service Cost		1	3,054
Remeasurements:
Actuarial gains (losses) arising from changes in demographic assumptions		1,903	11,531
Actuarial gains (losses) arising from changes in financial assumptions		138,462	90,373
Actuarial gains arising from experience adjustments		48,174	57,699
Acquisition and disposition of businesses, etc		(467)	18,394

Ending	￦	2,365,793	2,232,898

(3)	Changes in the fair value of plan assets for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023		2024
Beginning	￦	2,478,143	2,462,925
Interest income		121,336	97,708
Remeasurements:
Return on plan assets (excluding amounts included in interest income)		9,410	(154)
Benefits paid		(307,762)	(583,162)
Employer contributions		165,128	172,622
Acquisition and disposition of businesses, etc.		(3,330)	3,853

Ending	￦	2,462,925	2,153,792

Summary of Amounts Recognized in the Consolidated Statements of Operations
(4)	Amounts recognized in the consolidated statement of profit or loss for the years ended December 31, 2022, 2023 and 2024, are as follows:

(in millions of Korean won)	2022		2023		2024
Current service cost	￦	238,068	￦	213,922	￦	224,071
Net Interest cost		3,139		(17,462)		(8,826)
Changes due to settlements of plan & Past Service Cost		(701)		1		(13,059)
Transfer in(out)		(15,102)		(13,435)		19,191

Total expenses	￦	225,404	￦	183,026	￦	221,377

Summary of Principal Actuarial Assumptions
(5)	Principal actuarial assumptions used are as follows:

	December 31, 2022	December 31, 2023	December 31, 2024
Discount rate	2.4%~6.29%	3.67%~5.51%	3.24%~5.02%
Salary growth rate	1.82%~8.9%	1.7%~8.96%	1.66%~8.96%

Summary of Sensitivity of the Defined Benefit Obligations
(6)	The sensitivity of the defined benefit obligations as of December 31, 2024, to changes in the principal assumptions is:

(in percentage, in millions of Korean won)	Effect on defined benefit obligation
	Changes in assumption	Increase in assumption	Decrease in assumption
Discount rate	0.5% point	￦ (73,763)	79,580
Salary growth rate	0.5% point	76,543	(71,924)

Summary of Expected Maturity Analysis of Undiscounted Pension Benefits
The expected maturity analysis of undiscounted pension benefits as of December 31, 2024, is as follows:

(in millions of Korean won)	Less than 1 year		Between 1-2 years		Between 2-5 years		Over 5 years		Total
Pension benefits	￦	257,012	￦	265,473	￦	740,445	￦	2,048,227	￦	3,311,157